TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Income tax rate	26.50%	26.50%	25.00%	25.00%
Income tax rate for the next year and thereafter	25.00%
Tax loss carry forwards	$ 185
Tax Scenario One [Member]
Income Tax [Line Items]
Income tax rate		25.00%
Dividend Paid [Member]
Income Tax [Line Items]
Income tax rate		25.00%